[Logo] MORGAN GRENFELL                                 Morgan Grenfell
       ASSET MANAGEMENT                                Investment Trust

                                                       885 Third Avenue
                                                       New York, NY 10022

                                                       Telephone (212) 230-2654
                                                       Fax (212) 230-2646




                                January 24, 1997


BY EDGAR

Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Morgan Grenfell Investment Trust (the "Trust)
                  (File Nos. 33-68704 and 811-8006)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned, on behalf of the Trust, hereby certifies as follows:

     (1) the forms of prospectuses and statements of additional information ("SAIs") of the Trust (other than the two SAIs relating to institutional shares and service shares, respectively, of the seven series of the Trust that concentrate on U.S. investments) that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in post-effective amendment no. 15 to the Trust's registration statement on Form N-1A (the "Amendment"); and

     (2) the text of the Amendment has been filed electronically (via EDGAR) with the Securities and Exchange Commission.

         If you have any questions concerning the foregoing, please contact Michael Scanlon, Esq. of Hale and Dorr LLP, counsel to the Trust, at (617) 526-6000 (collect).

                                                     Very truly yours,

                                                     /s/ Robert Frederick, Jr.

                                                     Robert Frederick, Jr.

cc:      Mr. Mark G. Arthus
         Christopher P. Harvey, Esq.
         Michael P. Scanlon, Esq.